Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of standardized measure of discounted future cash flows (Parenthetical) (Detail)	9 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 04, 2018
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Price per barrel	60.20			54.55
Average production costs		$ 13.9	$ 25.1
Bottom of range [member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Price per barrel	65.4	42.0	55.9
Average production costs	$ 21
Top of range [member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Average production costs	$ 27